Putnam
Vista
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-02

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Given the tumultuous environment that dominated Putnam Vista Fund's semiannual period in the wake of the terrorist attacks, performance for the six months ended January 31, 2002, though still negative, represents a significant improvement over the prior year's results.

We are not out of the woods yet, but signs are beginning to appear that suggest the economic and market fundamentals are not as dire as many observers believed in the weeks immediately following September 11th. However, exactly when investors will regain their confidence and re-enter the market remains to be seen.

As you will note in this report, we are now simply listing the name of the team responsible for the fund's management rather than individual team members. This change reflects Putnam's belief that mutual funds are more effectively overseen by teams rather than by individuals.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
March 13, 2002

REPORT FROM FUND MANAGEMENT

This fund is managed by the Putnam Specialty Growth Team

In the six months ended January 31, 2002, Putnam Vista Fund suffered with the rest of the growth universe as investors shunned risk in the aftermath of September 11. The terrorist attacks further illuminated weakness in the economy and accelerated the recession while forever changing American lives and attitudes. Generally, investors fled to the relative safety of bonds and lower-priced value stocks as the economy continued to unravel. While your fund benefited as growth stocks showed signs of recovery late in 2001, the resulting gains were not sufficient to offset earlier losses. Consequently, your fund lost value over the semiannual period and underperformed its benchmark index, as well as the average for its Lipper category. We attribute this to the performance of a few individual stocks in the energy and financial sectors held by the fund.

Total return for 6 months ended 1/31/02

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
   -9.44% -14.62%   -9.76% -14.27%   -9.72% -10.63%   -9.61% -12.80%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* FUND FOUND OPPORTUNITY AMIDST RECESSION

As the economy and the markets weakened, Putnam's Specialty Growth Team realigned the portfolio in order to take advantage of anticipated growth opportunities. In the process, significant losses were realized, as seen in the fund's Statement of Operations on page 18. However, as your fund begins the second half of its 2002 fiscal year, its holdings have been diversified into a larger number of service-oriented companies with more reliable, recurring streams of revenue. We believe this repositioning will serve you better over the remainder of the fiscal year.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Electronics                 10.8%

Biotechnology                7.7%

Software                     7.2%

Retail                       6.8%

Health care
services                     6.6%

Footnote reads:
*Based on net assets as of 1/31/02. Holdings will vary over time.


The semiannual period was characterized by ongoing volatility in a declining market. Discouraging earnings reports were joined by a drop in consumer confidence in the aftermath of the September attacks. Later in the fall, stock markets and your fund rallied as bargain hunters selectively returned to the equities fold. Stock indexes, although down for the calendar year for the second year in a row, were up from their September lows by the period's end. However, as 2002 began, investor confidence was shaken again by the viability of Wall Street itself as corporate accounting practices came under heavy scrutiny.

Over the period, the Specialty Growth Team sought out and increased investments in firms that provide services for the growing number of companies seeking to outsource critical business needs. Especially relevant in the current economic environment, these service firms allow for significant scaling of business capabilities without heavy infrastructure investment. Because such companies have histories of recurring revenues derived from providing essential services, we consider them less vulnerable in a weak economy. One example, Convergys Corporation (CVG), was the fund's top-performing holding at the period's end. Convergys provides billing services and customer management solutions, including acquiring and retaining customers on behalf of its telecommunications clients. Other service providers include Fiserv Inc.
(FISV), which provides information management technology and related services to financial services clients, and Health Management Associates
(HMA), which provides acute care health services for smaller communities.

Fund Profile

Putnam Vista Fund seeks long-term capital appreciation by investing in innovative and expanding midsize companies across a wide range of industry sectors. The fund targets relatively well-established companies that may offer a greater degree of stability than smaller, less mature companies. The fund is appropriate for investors seeking long-term growth of capital and exposure to growth-oriented companies.

As we continually research and position for the fund to benefit from potential growth opportunities, members of the Specialty Growth Team are keenly aware of the fundamental importance of due diligence on any company before investing. Now, more than ever, we must understand not just the stock's potential for the portfolio but the price of its failure. Recognizing and understanding the warning flags of "aggressive" accounting in a balance sheet or understanding the operating leverage of a company is an essential part of our work, especially with smaller mid-cap companies.

* FUND'S STYLE CONSISTENCY PROVED REWARDING LATER IN PERIOD

Stock markets began to rebound in October 2001 as cautious bargain hunters, tempted by low-priced stocks with solid fundamentals, couldn't resist taking a bit more risk. By this time, many of the fund's competitors had moved their portfolios towards the stylistic center, taking up defensive positions in familiar names and oldline sectors. Your fund's continued emphasis on cash-rich, niche-dominating companies that are generally underpriced by the market, positioned it well for a rally driven by valuations and bottom-up fundamentals. As a result, the fund gained over 25% in the last quarter of 2001. Standouts for the fund included Emulex Corporation (EMLX), which develops hardware and software products that enhance access and storage of off-site data, a paramount concern for companies after September 11. Other strong performers for the fund during the period were The TJX Companies (TJX) which sells off-market clothing at a discount and has benefited from the pain of high-end retailers during the recession, as well as Starbucks (SBUX), a retailer of high-quality coffee and pastries with strong management and brand recognition.

"Although the fund's performance over the past year is disappointing, investors shouldn't panic. The fund's valuation-conscious strategy has typically insulated it during market downdrafts...And small individual stock positions mean the fund doesn't carry a lot of issue-specific risk. This fund remains a well-diversified, fairly moderate portfolio."

-- Kelli Stebel Morningstar's Take, December 10, 2001 Morningstar.com


* TEAM AWAITS TURNAROUND LATER IN 2002

Over the first half of 2002, we look for continued pressure on corporate profits as pricing and sales volume should continue to be weak. It is also unlikely that corporate America has much more room for increasing margins through cost cutting. In this environment, the demand for stocks should remain slack and market volatility will most likely be ongoing. However, we look for a turnaround later in the year, when the previous year's interest-rate cuts and tax rebates should begin to drive consumer confidence and business spending. In contrast to previous recessions, we feel that what this economy lacks is not money or capacity but simply the confidence of businesses and consumers. Looking further ahead, by mid 2003, we believe we should see positive year-over-year growth for many companies, which could ignite the necessary confidence needed for a renewed economy. As always, your fund will remain true to its investment style and be positioned for growth should the economic environment improve.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Starbucks Corp.
Restaurants

PerkinElmer, Inc.
Electronics

Convergys Corp.
Technology services

TJX Companies, Inc.
Retail

Medlmmune, Inc.
Biotechnology

Laboratory Corporation
of America Holdings
Health care services

SYSCO Corp.
Distribution

Valero Energy Corp.
Oil and gas

AmerisourceBergen Corp.
Health care services

International Game Technology
Gaming and lottery

Footnote reads:
These holdings represent 17.9% of the fund's net assets as of 1/31/02. Portfolio holdings will vary over time.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/02, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.


NEWS FROM THE TRUSTEES

In July 2001, we welcomed Charles B. Curtis to Putnam's Board of Trustees. He brings an impressive list of credentials that include several key positions in Washington and directorships in education and energy-related industries. We look forward to the contributions Charles will make to the continued success of the Putnam funds.

A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.

TOTAL RETURN FOR PERIODS ENDED 1/31/02

                    Class A         Class B          Class C         Class M
(inception dates)   (6/3/68)        (3/1/93)        (7/26/99)       (12/8/94)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months         -9.44% -14.62%  -9.76% -14.27%  -9.72% -10.63%  -9.61% -12.80%
------------------------------------------------------------------------------
1 year          -36.55  -40.19  -37.01  -40.16  -36.96  -37.59  -36.85  -39.04
------------------------------------------------------------------------------
5 years          31.17   23.58   26.33   24.94   26.38   26.38   27.87   23.36
Annual average    5.58    4.32    4.79    4.55    4.79    4.79    5.04    4.29
------------------------------------------------------------------------------
10 years        213.41  195.48  190.78  190.78  190.74  190.74  198.01  187.59
Annual average   12.10   11.44   11.26   11.26   11.26   11.26   11.54   11.14
------------------------------------------------------------------------------
Annual average
(life of fund)   10.37   10.18    9.36    9.36    9.54    9.54    9.64    9.52
------------------------------------------------------------------------------




COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/02

                               Russell Mid Cap         Consumer
                                Growth Index          price index
------------------------------------------------------------------------------
6 months                          -4.82%                 0.11%
------------------------------------------------------------------------------
1 year                           -26.92                  1.08
------------------------------------------------------------------------------
5 years                           42.67                 11.42
Annual average                     7.37                  2.19
------------------------------------------------------------------------------
10 years                         174.87                 28.60
Annual average                    10.64                  2.55
------------------------------------------------------------------------------
Annual average
(life of fund)                       --*                 4.99
------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and class M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class B, C, and M shares before their inception are derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

*This index began operations on 12/31/85.


PRICE AND DISTRIBUTION* INFORMATION 6 MONTHS ENDED 1/31/02

                     Class A       Class B       Class C         Class M
------------------------------------------------------------------------------
Share value:       NAV     POP       NAV           NAV         NAV     POP
------------------------------------------------------------------------------
7/31/01          $9.22   $9.78      $8.30         $9.05      $8.74   $9.06
------------------------------------------------------------------------------
1/31/02           8.35    8.86       7.49          8.17       7.90    8.19
------------------------------------------------------------------------------

*The fund did not make any distributions during the period.


TOTAL RETURN FOR PERIODS ENDED 12/31/01 (most recent calendar quarter)

                     Class A        Class B         Class C         Class M
(inception dates)   (6/3/68)       (3/1/93)        (7/26/99)       (12/8/94)
                   NAV    POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -14.79% -19.70% -15.10% -19.34% -15.06% -15.91% -14.97% -17.95%
------------------------------------------------------------------------------
1 year          -33.64  -37.44  -34.13  -37.42  -34.11  -34.77  -33.93  -36.24
------------------------------------------------------------------------------
5 years          43.78   35.48   38.50   36.97   38.61   38.61   40.21   35.24
Annual average    7.53    6.26    6.73    6.49    6.75    6.75    6.99    6.22
------------------------------------------------------------------------------
10 years        226.55  207.74  202.82  202.82  202.89  202.89  210.58  199.66
Annual average   12.56   11.90   11.72   11.72   11.72   11.72   12.00   11.60
------------------------------------------------------------------------------
Annual average
(life of fund)   10.51   10.32    9.50    9.50    9.68    9.68    9.77    9.66
------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

The Russell MidCap Growth Index is an unmanaged index of all medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation. Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
January 31, 2002 (Unaudited)

COMMON STOCKS (98.9%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (2.0%)
-------------------------------------------------------------------------------------------------------------------
          2,982,800 Interpublic Group of Companies, Inc.                                             $   86,113,436
          1,098,200 Lamar Advertising Co. (NON)                                                          39,831,714
                                                                                                     --------------
                                                                                                        125,945,150

Aerospace and Defense (1.2%)
-------------------------------------------------------------------------------------------------------------------
            420,600 L-3 Communications Holdings, Inc. (NON)                                              43,119,912
            298,700 Northrop Grumman Corp.                                                               33,337,907
                                                                                                      -------------
                                                                                                         76,457,819

Automotive (1.0%)
-------------------------------------------------------------------------------------------------------------------
          1,590,600 Lear Corp. (NON)                                                                     63,878,496

Banking (3.3%)
-------------------------------------------------------------------------------------------------------------------
            904,155 Charter One Financial, Inc.                                                          26,925,736
            292,400 Greenpoint Financial Corp.                                                           12,543,960
            659,420 M&T Bank Corp.                                                                       49,456,500
            789,100 North Fork Bancorporation, Inc.                                                      26,277,030
            348,800 South Trust Corp.                                                                     8,594,432
          1,749,000 Zions Bancorporation                                                                 88,044,660
                                                                                                      -------------
                                                                                                        211,842,318

Beverage (0.2%)
-------------------------------------------------------------------------------------------------------------------
            667,100 Pepsi Bottling Group, Inc. (The)                                                     15,376,655

Biotechnology (7.7%)
-------------------------------------------------------------------------------------------------------------------
          1,082,500 Abgenix, Inc. (NON)                                                                  25,795,975
            929,600 Applera Corporation-Applied Biosystems Group                                         20,757,968
             89,800 Chiron Corp. (NON)                                                                    3,804,826
            957,940 Genzyme Corp. (NON)                                                                  43,691,643
            991,700 Gilead Sciences, Inc. (NON)                                                          64,877,014
          1,247,000 IDEC Pharmaceuticals Corp. (NON)                                                     74,146,620
          1,097,045 IDEXX Laboratories, Inc. (NON)                                                       27,886,884
            165,500 Immunex Corp. (NON)                                                                   4,625,725
          1,036,800 Invitrogen Corp. (NON)                                                               55,541,376
          2,711,500 MedImmune, Inc. (NON)                                                               114,886,255
            265,600 Protein Design Labs, Inc. (NON)                                                       5,912,256
            259,200 QIAGEN NV (Netherlands) (NON)                                                         4,927,392
            237,000 Scios, Inc. (NON)                                                                     5,446,260
          1,128,700 Waters Corp. (NON)                                                                   39,053,020
                                                                                                      -------------
                                                                                                        491,353,214

Broadcasting (1.3%)
-------------------------------------------------------------------------------------------------------------------
          2,175,500 Univision Communications, Inc. Class A (NON)                                         76,098,990
            306,804 Westwood One, Inc. (NON)                                                              9,480,244
                                                                                                      -------------
                                                                                                         85,579,234

Cable Television (0.1%)
-------------------------------------------------------------------------------------------------------------------
            376,300 Charter Communications, Inc. Class A (NON)                                            4,636,016

Chemicals (1.0%)
-------------------------------------------------------------------------------------------------------------------
          1,510,514 Ecolab, Inc.                                                                         64,634,894

Commercial and Consumer Services (1.3%)
-------------------------------------------------------------------------------------------------------------------
            804,900 CDW Computer Centers, Inc. (NON)                                                     44,575,362
            815,200 Cintas Corp.                                                                         40,776,304
                                                                                                      -------------
                                                                                                         85,351,666

Communications Equipment (0.6%)
-------------------------------------------------------------------------------------------------------------------
          2,618,200 Extreme Networks, Inc. (NON)                                                         36,497,708
            803,400 Sonus Networks, Inc. (NON)                                                            3,269,838
                                                                                                      -------------
                                                                                                         39,767,546

Computers (5.8%)
-------------------------------------------------------------------------------------------------------------------
          1,378,700 Brocade Communications Systems, Inc. (NON)                                           50,184,680
          1,471,000 Emulex Corp. (NON)                                                                   67,680,710
          1,144,900 Lexmark International, Inc. (NON)                                                    63,599,195
          1,233,000 McDATA Corp. Class A (NON)                                                           30,578,400
            480,600 Mentor Graphics Corp. (NON)                                                          11,827,566
            270,600 Network Appliance, Inc. (NON)                                                         4,857,270
          1,208,800 QLogic Corp. (NON)                                                                   59,146,584
          2,323,450 Symbol Technologies, Inc.                                                            36,013,475
          1,563,300 VeriSign, Inc. (NON)                                                                 48,243,438
                                                                                                      -------------
                                                                                                        372,131,318

Consumer Finance (1.2%)
-------------------------------------------------------------------------------------------------------------------
          1,698,600 AmeriCredit Corp. (NON)                                                              37,878,780
            316,200 Capital One Financial Corp.                                                          15,863,754
          1,754,400 Metris Companies, Inc.                                                               25,000,200
                                                                                                      -------------
                                                                                                         78,742,734

Consumer Goods (1.3%)
-------------------------------------------------------------------------------------------------------------------
            116,100 Alberto-Culver Co. Class B                                                            5,411,421
          2,414,500 Estee Lauder Companies, Inc. (The) Class A                                           77,988,350
                                                                                                      -------------
                                                                                                         83,399,771

Distribution (1.6%)
-------------------------------------------------------------------------------------------------------------------
          3,476,100 SYSCO Corp.                                                                         102,962,082

Electric Utilities (1.4%)
-------------------------------------------------------------------------------------------------------------------
          1,105,200 Entergy Corp.                                                                        45,512,136
            957,800 Progress Energy, Inc.                                                                41,855,860
                                                                                                      -------------
                                                                                                         87,367,996

Electronics (10.8%)
-------------------------------------------------------------------------------------------------------------------
            127,800 Alpha Industries, Inc. (NON)                                                          2,691,468
          1,629,200 Broadcom Corp. Class A (NON)                                                         69,192,124
          1,206,000 Celestica, Inc. (Canada) (NON)                                                       50,893,200
            159,300 FEI Co. (NON)                                                                         5,349,294
          1,724,200 Integrated Device Technology, Inc. (NON)                                             52,674,310
          2,358,400 Jabil Circuit, Inc. (NON)                                                            54,714,880
          1,196,800 Linear Technology Corp.                                                              49,511,616
          3,570,600 LSI Logic Corp. (NON)                                                                59,200,548
            169,200 Marvell Technology Group, Ltd. (Bermuda) (NON)                                        6,791,688
            253,200 Maxim Integrated Products, Inc. (NON)                                                14,050,068
          1,831,100 Micrel, Inc. (NON)                                                                   43,213,960
          4,528,000 PerkinElmer, Inc.                                                                   133,576,000
          3,248,300 PMC-Sierra, Inc. (NON)                                                               77,536,921
          1,725,900 RF Micro Devices, Inc. (NON)                                                         31,601,229
          1,031,500 Semtech Corp. (NON)                                                                  35,700,215
                                                                                                      -------------
                                                                                                        686,697,521

Energy (3.3%)
-------------------------------------------------------------------------------------------------------------------
          1,065,000 Cooper Cameron Corp. (NON)                                                           45,294,450
          2,335,014 GlobalSantaFe Corp.                                                                  66,314,398
            134,900 Nabors Industries, Inc. (NON)                                                         4,223,719
          1,510,300 Smith International, Inc. (NON)                                                      83,142,015
            282,043 Transocean Sedco Forex, Inc.                                                          8,641,798
                                                                                                      -------------
                                                                                                        207,616,380

Financial (0.8%)
-------------------------------------------------------------------------------------------------------------------
            174,500 Moody's Corp.                                                                         6,547,240
            496,400 USA Education, Inc.                                                                  44,676,000
                                                                                                      -------------
                                                                                                         51,223,240

Food (0.3%)
-------------------------------------------------------------------------------------------------------------------
            424,200 Krispy Kreme Doughnuts, Inc. (NON)                                                   16,904,370

Gaming & Lottery (1.6%)
-------------------------------------------------------------------------------------------------------------------
          1,446,300 International Game Technology (NON)                                                  95,166,540
            274,800 MGM Mirage, Inc. (NON)                                                                8,947,488
                                                                                                      -------------
                                                                                                        104,114,028

Health Care Services (6.6%)
-------------------------------------------------------------------------------------------------------------------
          1,559,500 AmerisourceBergen Corp.                                                             100,946,435
            665,400 Caremark Rx, Inc. (NON)                                                              10,979,100
            199,100 Express Scripts, Inc. Class A (NON)                                                   9,116,789
          1,613,700 Health Management Assoc., Inc. (NON)                                                 31,354,191
            383,100 Health Net, Inc. (NON)                                                                8,535,468
          1,274,500 Laboratory Corporation of America Holdings (NON)                                    103,744,300
          2,209,200 Lincare Holdings, Inc. (NON)                                                         58,720,536
            984,900 Quest Diagnostics, Inc. (NON)                                                        68,243,721
            113,200 Trigon Healthcare, Inc. (NON)                                                         8,323,596
            494,000 Universal Health Services, Inc. Class B (NON)                                        20,673,900
                                                                                                      -------------
                                                                                                        420,638,036

Insurance (1.2%)
-------------------------------------------------------------------------------------------------------------------
          1,509,055 ACE, Ltd. (Bermuda)                                                                  58,626,787
            212,200 AMBAC Financial Group, Inc.                                                          12,657,730
             91,700 Everest Re Group, Ltd. (Barbados)                                                     6,299,790
                                                                                                      -------------
                                                                                                         77,584,307

Investment Banking/Brokerage (0.7%)
-------------------------------------------------------------------------------------------------------------------
            205,300 Bear Stearns Companies, Inc. (The)                                                   11,938,195
            552,300 Legg Mason, Inc.                                                                     28,918,428
                                                                                                      -------------
                                                                                                         40,856,623

Leisure (0.3%)
-------------------------------------------------------------------------------------------------------------------
            356,500 Harley-Davidson, Inc.                                                                20,320,500

Lodging/Tourism (0.6%)
-------------------------------------------------------------------------------------------------------------------
            813,600 Four Seasons Hotels, Inc. (Canada)                                                   35,790,264

Media (0.2%)
-------------------------------------------------------------------------------------------------------------------
            541,800 USA Networks, Inc. (NON)                                                             15,490,062

Medical Technology (5.3%)
-------------------------------------------------------------------------------------------------------------------
            763,140 Apogent Technologies, Inc. (NON)                                                     19,139,551
            177,900 Charles River Laboratories International, Inc. (NON)                                  5,434,845
          2,349,200 Cytyc Corp. (NON)                                                                    53,350,332
          1,600,700 Guidant Corp. (NON)                                                                  76,913,635
            555,400 St. Jude Medical, Inc. (NON)                                                         44,043,220
          1,180,600 Stryker Corp.                                                                        69,348,444
          2,061,500 Zimmer Holdings, Inc. (NON)                                                          67,060,595
                                                                                                      -------------
                                                                                                        335,290,622

Oil & Gas (3.9%)
-------------------------------------------------------------------------------------------------------------------
          1,461,800 Burlington Resources, Inc.                                                           50,052,032
            281,000 EOG Resources, Inc.                                                                   9,551,190
             83,300 Kerr-McGee Corp.                                                                      4,410,735
            900,800 Murphy Oil Corp.                                                                     71,163,200
            274,297 Noble Drilling Corp. (NON)                                                            8,769,275
          2,208,211 Valero Energy Corp.                                                                 101,445,213
                                                                                                      -------------
                                                                                                        245,391,645

Pharmaceuticals (4.7%)
-------------------------------------------------------------------------------------------------------------------
             94,326 Allergan, Inc. (SEG)                                                                  6,296,261
          1,506,600 Andrx Group (NON)                                                                    88,497,684
            159,400 Barr Laboratories, Inc. (NON)                                                        11,636,200
            101,800 Cephalon, Inc. (NON)                                                                  6,676,044
             77,098 Enzon, Inc. (NON)                                                                     4,061,523
            181,100 Forest Laboratories, Inc. (NON)                                                      15,013,190
          1,368,263 IVAX Corp. (NON)                                                                     26,681,129
          2,399,068 King Pharmaceuticals, Inc. (NON)                                                     87,326,075
          1,552,100 Shire Pharmaceuticals Group PLC ADR
                    (United Kingdom) (NON)                                                               54,168,290
                                                                                                      -------------
                                                                                                        300,356,396

Power Producers (0.1%)
-------------------------------------------------------------------------------------------------------------------
            378,300 Mirant Corp. (NON)                                                                    3,786,780

Real Estate (1.0%)
-------------------------------------------------------------------------------------------------------------------
          1,574,600 Boston Properties, Inc. (R)                                                          57,693,344

Restaurants (2.8%)
-------------------------------------------------------------------------------------------------------------------
            911,600 Darden Restaurants, Inc.                                                             37,557,920
          5,779,900 Starbucks Corp. (NON)                                                               137,388,223
                                                                                                      -------------
                                                                                                        174,946,143

Retail (6.8%)
-------------------------------------------------------------------------------------------------------------------
            629,700 Bed Bath & Beyond, Inc. (NON)                                                        21,775,026
            588,000 Best Buy Companies, Inc. (NON)                                                       43,512,000
          1,087,100 Columbia Sportswear Co. (NON)                                                        33,460,938
          2,025,400 Family Dollar Stores, Inc.                                                           68,316,742
            138,492 Jones Apparel Group, Inc. (NON)                                                       4,593,780
            122,193 Lands' End, Inc. (NON)                                                                6,009,452
            707,814 RadioShack Corp.                                                                     22,310,297
            174,400 Ross Stores, Inc.                                                                     6,335,952
          2,362,900 Staples, Inc. (NON)                                                                  43,052,038
            892,041 Talbots, Inc. (The)                                                                  32,024,272
            986,200 Tiffany & Co.                                                                        35,207,340
          2,860,100 TJX Companies, Inc. (The)                                                           118,236,534
                                                                                                      -------------
                                                                                                        434,834,371

Semiconductor (2.6%)
-------------------------------------------------------------------------------------------------------------------
          1,103,300 KLA-Tencor Corp. (NON)                                                               63,197,024
          1,215,200 LAM Research Corp. (NON)                                                             28,265,552
          1,737,000 Novellus Systems, Inc. (NON)                                                         74,187,270
                                                                                                      -------------
                                                                                                        165,649,846

Software (7.2%)
-------------------------------------------------------------------------------------------------------------------
          2,007,050 Adobe Systems, Inc.                                                                  67,637,585
            189,155 Amdocs, Ltd. (Guernsey) (NON)                                                         6,856,869
            260,500 BEA Systems, Inc. (NON)                                                               4,722,865
          1,158,300 Electronic Arts, Inc. (NON)                                                          61,470,981
          1,136,300 Internet Security Systems, Inc. (NON)                                                46,497,396
            235,400 Intuit, Inc. (NON)                                                                    9,239,450
            243,700 Manugistics Group, Inc. (NON)                                                         4,252,565
            117,900 Mercury Interactive Corp. (NON)                                                       4,491,990
          1,616,900 NETIQ Corp. (NON)                                                                    48,507,000
            273,900 Network Associates, Inc. (NON)                                                        8,214,261
          8,103,850 Peregrine Systems, Inc. (NON)                                                        64,749,762
            325,582 Retek, Inc. (NON)                                                                     7,862,805
            468,700 Siebel Systems, Inc. (NON)                                                           16,587,293
            177,700 Symantec Corp. (NON)                                                                 13,977,882
            113,200 Synopsys, Inc. (NON)                                                                  5,872,816
            463,900 TIBCO Software, Inc. (NON)                                                            7,427,039
          1,542,032 VERITAS Software Corp. (NON)                                                         65,613,462
            701,000 webMethods, Inc. (NON)                                                               16,543,600
                                                                                                      -------------
                                                                                                        460,525,621

Technology Services (6.3%)
-------------------------------------------------------------------------------------------------------------------
            651,400 Affiliated Computer Services, Inc. Class A (NON)                                     62,306,410
            572,100 Concord EFS, Inc. (NON)                                                              16,676,715
          4,060,000 Convergys Corp. (NON) (SEG)                                                         128,661,400
            852,300 DST Systems, Inc. (NON)                                                              37,228,464
          1,517,787 Fiserv, Inc. (NON)                                                                   64,414,880
            576,900 Jack Henry & Associates, Inc.                                                        12,564,882
          2,574,400 SunGard Data Systems, Inc. (NON)                                                     77,206,256
                                                                                                      -------------
                                                                                                        399,059,007

Telecommunications (0.8%)
-------------------------------------------------------------------------------------------------------------------
            525,745 Telephone and Data Systems, Inc.                                                     45,476,943
            315,700 Time Warner Telecom, Inc. Class A (NON)                                               4,141,984
            275,226 Western Wireless Corp. Class A (NON)                                                  2,496,300
                                                                                                     --------------
                                                                                                         52,115,227
                                                                                                     --------------
                    Total Common Stocks (cost $6,255,981,051)                                        $6,296,311,242

SHORT-TERM INVESTMENTS (9.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        14,000,000 General Electric Capital Intl., effective yield of 1.80%,
                    March 25, 2002                                                                   $   13,963,600
         28,500,000 Receivables Capital Corp., effective yield of 1.71%,
                    February 6, 2002                                                                     28,493,231
        554,077,412 Short-term investments held as collateral for loaned securities with yields ranging from 1.74% to 2.31%
                    and due dates ranging from February 1, 2002 to
                    March 28, 2002 (d)                                                                  553,445,482
            724,000 Interest in $750,000,000 joint repurchase agreement dated January 31, 2002 with S.B.C. Warburg, Inc.
                    due February 1, 2002 with respect to various U.S.
                    Government obligations -- maturity value of
                    $724,039 for an effective yield of 1.92%                                                724,000
                                                                                                     --------------
                    Total Short-Term Investments (cost $596,626,313)                                 $  596,626,313
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $6,852,607,364) (b)                                      $6,892,937,555
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $6,364,230,952.

  (b) The aggregate identified cost on a tax basis is $7,012,494,541, resulting in gross unrealized appreciation and depreciation of $580,881,129 and $700,438,115, respectively, or net unrealized depreciation of $119,556,986.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January
      31, 2002.

  (R) Real Estate Investment Trust.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

  (d) See footnote 1 to the financial statements.

------------------------------------------------------------------------------
Futures Contracts Outstanding at January 31, 2002
                               Aggregate Face   Expiration      Unrealized
                 Total Value       Value          Date        Appreciation
------------------------------------------------------------------------------
S&P 500 Index
(long)            $3,956,400     $3,934,527      Mar-02         $21,873
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
January 31, 2002 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $537,181,314 of
securities on loan (identified cost $6,852,607,364) (Note 1)                 $6,892,937,555
-------------------------------------------------------------------------------------------
Cash                                                                              1,233,037
-------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                          720,785
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            8,282,019
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                  102,151,686
-------------------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                                             52,150
-------------------------------------------------------------------------------------------
Total assets                                                                  7,005,377,232

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 53,110,003
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       21,926,313
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      7,818,867
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        2,193,428
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       203,513
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          4,145
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            2,244,472
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                              553,445,482
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              200,057
-------------------------------------------------------------------------------------------
Total liabilities                                                               641,146,280
-------------------------------------------------------------------------------------------
Net assets                                                                   $6,364,230,952

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $9,991,742,937
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                        (21,746,221)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investment (Note 1)                         (3,646,117,828)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                       40,352,064
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding    $6,364,230,952

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,967,639,412 divided by 475,230,782 shares)                                        $8.35
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $8.35)*                                $8.86
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,401,457,024 divided by 187,082,427 shares)**                                      $7.49
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($100,213,913 divided by 12,271,330 shares)**                                         $8.17
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($116,879,300 divided by 14,797,506 shares)                                           $7.90
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $7.90)*                                $8.19
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($778,041,303 divided by 90,493,677 shares)                                           $8.60
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended January 31, 2002 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividend (net of foreign tax of $4,199) (including dividends of
$616,922 from affiliated issuers) (Note 5)                                    $  11,808,083
-------------------------------------------------------------------------------------------
Interest                                                                          1,757,872
-------------------------------------------------------------------------------------------
Securities lending                                                                  944,022
-------------------------------------------------------------------------------------------
Total investment income                                                          14,509,977
-------------------------------------------------------------------------------------------
Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 15,434,111
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    5,898,254
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    49,039
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     24,890
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             5,019,379
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             7,346,689
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               457,124
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               450,933
-------------------------------------------------------------------------------------------
Other                                                                             1,730,597
-------------------------------------------------------------------------------------------
Total expenses                                                                   36,411,016
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (154,818)
-------------------------------------------------------------------------------------------
Net expenses                                                                     36,256,198
-------------------------------------------------------------------------------------------
Net investment loss                                                             (21,746,221)
-------------------------------------------------------------------------------------------
Net realized loss on investments (including realized loss of
$55,156,130 on sales of investments in affiliated issuers)
(Notes 1, 3 and 5)                                                           (1,322,039,964)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                  (8,520,596)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
futures contracts during the period                                             617,782,553
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (712,778,007)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                          $(734,524,228)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                       January 31          July 31
                                                                            2002*             2001
                                                                 ---------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                               $   (21,746,221) $   (63,739,503)
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                   (1,330,560,560)  (2,167,128,629)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments             617,782,553   (2,419,677,906)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                 (734,524,228)  (4,650,546,038)
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                                     --   (1,352,684,548)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --     (629,630,376)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --      (24,628,506)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --      (48,435,612)
--------------------------------------------------------------------------------------------------
   Class Y                                                                     --     (235,562,895)
--------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
   Class A                                                                     --      (78,788,416)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --      (36,673,429)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --       (1,434,511)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --       (2,821,179)
--------------------------------------------------------------------------------------------------
   Class Y                                                                     --      (13,720,588)
--------------------------------------------------------------------------------------------------
  From return of capital
   Class A                                                                     --       (1,712,569)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --         (797,145)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --          (31,181)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --          (61,322)
--------------------------------------------------------------------------------------------------
   Class Y                                                                     --         (298,235)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions
(Note 4)                                                             (428,948,314)   3,600,192,787
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                       (1,163,472,542)  (3,477,633,763)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 7,527,703,494   11,005,337,257
--------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $21,746,221 and $--, respectively                          $6,364,230,952   $7,527,703,494
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                        Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $9.22       $19.10       $14.30       $13.49       $12.52        $9.79
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.02)        (.06)        (.09)        (.05)        (.05)        (.03)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.85)       (6.00)        7.18         1.89         1.98         3.43
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.87)       (6.06)        7.09         1.84         1.93         3.40
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (3.60)       (2.29)       (1.03)        (.96)        (.67)
------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                            --         (.21)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --         (.01)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --        (3.82)       (2.29)       (1.03)        (.96)        (.67)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.35        $9.22       $19.10       $14.30       $13.49       $12.52
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (9.44)*     (37.86)       53.19        15.08        16.90        36.25
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $3,967,639   $4,614,523   $6,763,532   $3,672,460   $3,279,628   $2,626,464
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .49*         .89          .87          .94          .98         1.04
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.26)*       (.47)        (.51)        (.41)        (.38)        (.25)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 47.80*      109.13       115.31       155.40       110.60        82.91
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           January 31
operating performance              (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.30       $17.73       $13.51       $12.89       $12.09        $9.55
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.05)        (.15)        (.21)        (.14)        (.14)        (.11)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.76)       (5.46)        6.72         1.79         1.90         3.32
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.81)       (5.61)        6.51         1.65         1.76         3.21
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (3.60)       (2.29)       (1.03)        (.96)        (.67)
------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                            --         (.21)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --         (.01)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --        (3.82)       (2.29)       (1.03)        (.96)        (.67)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $7.49        $8.30       $17.73       $13.51       $12.89       $12.09
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (9.76)*     (38.31)       51.89        14.27        16.05        35.14
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,401,457   $1,776,848   $2,880,568   $1,768,766   $1,585,961   $1,212,589
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .86*        1.64         1.62         1.69         1.73         1.79
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.63)*      (1.22)       (1.26)       (1.16)       (1.13)        (.99)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 47.80*      109.13       115.31       155.40       110.60        82.91
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
----------------------------------------------------------------------------------------
                                    Six months
                                       ended                              For the period
Per-share                            January 31                           July 26, 1999+
operating performance               (Unaudited)      Year ended July 31     to July 31
----------------------------------------------------------------------------------------
                                        2002         2001         2000         1999
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $9.05       $18.95       $14.30       $14.54
----------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------
Net investment loss (a)                 (.05)        (.15)        (.24)          --(d)
----------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.83)       (5.93)        7.18         (.24)
----------------------------------------------------------------------------------------
Total from
investment operations                   (.88)       (6.08)        6.94         (.24)
----------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (3.60)       (2.29)          --
----------------------------------------------------------------------------------------
In excess of net realized gain
on investments                            --         (.21)          --           --
----------------------------------------------------------------------------------------
From return of capital                    --         (.01)          --           --
----------------------------------------------------------------------------------------
Total distributions                       --        (3.82)       (2.29)          --
----------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.17        $9.05       $18.95       $14.30
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (9.72)*     (38.33)       52.03        (1.65)*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $100,214     $115,495      $91,914         $364
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .86*        1.64         1.62          .01*
----------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.63)*      (1.20)       (1.24)        (.01)*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                 47.80*      109.13       115.31       155.40
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                           January 31
operating performance               (Unaudited)                        Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.74       $18.40       $13.92       $13.22       $12.34        $9.72
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.04)        (.13)        (.17)        (.12)        (.11)        (.08)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.80)       (5.71)        6.94         1.85         1.95         3.37
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.84)       (5.84)        6.77         1.73         1.84         3.29
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (3.60)       (2.29)       (1.03)        (.96)        (.67)
------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                            --         (.21)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --         (.01)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --        (3.82)       (2.29)       (1.03)        (.96)        (.67)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $7.90        $8.74       $18.40       $13.92       $13.22       $12.34
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (9.61)*     (38.15)       52.26        14.53        16.38        35.35
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $116,879     $142,887     $241,432     $150,573     $128,259      $90,788
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .74*        1.39         1.37         1.44         1.48         1.54
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.51)*       (.97)       (1.01)        (.91)        (.88)        (.73)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 47.80*      109.13       115.31       155.40       110.60        82.91
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                         Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $9.48       $19.48       $14.52       $13.64       $12.61        $9.84
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)         (.01)        (.03)        (.05)        (.02)        (.02)          --(d)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.87)       (6.15)        7.30         1.93         2.01         3.44
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.88)       (6.18)        7.25         1.91         1.99         3.44
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (3.60)       (2.29)       (1.03)        (.96)        (.67)
------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                            --         (.21)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
From return of capital                    --         (.01)          --           --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --        (3.82)       (2.29)       (1.03)        (.96)        (.67)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.60        $9.48       $19.48       $14.52       $13.64       $12.61
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (9.28)*     (37.71)       53.51        15.44        17.26        36.49
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $778,041     $877,950   $1,027,892     $572,191     $288,593     $242,742
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .36*         .64          .62          .69          .73          .79
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.13)*       (.21)        (.26)        (.17)        (.13)         .02
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 47.80*      109.13       115.31       155.40       110.60        82.91
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.



NOTES TO FINANCIAL STATEMENTS
January 31, 2002 (Unaudited)

Note 1
Significant accounting policies

Putnam Vista Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks of mid-sized companies selected for above-average growth potential. The fund may also trade securities for short-term profits.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

F) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At January 31, 2002, the value of securities loaned amounted to $537,181,314. The fund received cash collateral of $553,445,482, which is pooled with collateral of other Putnam funds into 55 issuers of high-grade short-term investments.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 2002, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405%of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended January 31, 2002, the fund's expenses were reduced by $154,818 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $4,004 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc. for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended January 31, 2002, Putnam Retail Management, acting as underwriter received net commissions of $271,561 and $5,994 from the sale of class A and class M shares, respectively, and received $1,226,103 and $12,979 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended January 31, 2002, Putnam Retail Management, acting as underwriter received $27,783 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended January 31, 2002, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $3,030,612,752 and $3,565,972,067, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At January 31, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended January 31, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 66,588,111       $ 539,249,057
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            66,588,111         539,249,057

Shares
repurchased                                (91,925,846)       (743,036,890)
---------------------------------------------------------------------------
Net decrease                               (25,337,735)      $(203,787,833)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                187,809,525     $ 2,607,982,963
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                              102,519,142       1,362,479,783
---------------------------------------------------------------------------
                                           290,328,667       3,970,462,746

Shares
repurchased                               (143,925,401)     (1,885,488,166)
---------------------------------------------------------------------------
Net increase                               146,403,266     $ 2,084,974,580
---------------------------------------------------------------------------

                                         Six months ended January 31, 2002
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 13,953,118       $ 101,977,429
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            13,953,118         101,977,429

Shares
repurchased                                (40,918,117)       (294,319,416)
---------------------------------------------------------------------------
Net decrease                               (26,964,999)      $(192,341,987)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 67,031,874      $  904,598,519
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               51,377,387         617,555,949
---------------------------------------------------------------------------
                                           118,409,261       1,522,154,468

Shares
repurchased                                (66,797,871)       (765,545,584)
---------------------------------------------------------------------------
Net increase                                51,611,390      $  756,608,884
---------------------------------------------------------------------------

                                         Six months ended January 31, 2002
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,625,374        $ 29,542,808
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             3,625,374          29,542,808

Shares
repurchased                                 (4,116,804)        (34,025,563)
---------------------------------------------------------------------------
Net decrease                                  (491,430)       $ (4,482,755)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 11,434,549        $158,302,586
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,829,239          23,981,328
---------------------------------------------------------------------------
                                            13,263,788         182,283,914

Shares
repurchased                                 (5,352,119)        (70,825,437)
---------------------------------------------------------------------------
Net increase                                 7,911,669        $111,458,477
---------------------------------------------------------------------------

                                         Six months ended January 31, 2002
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,106,137        $ 16,248,216
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             2,106,137          16,248,216

Shares
repurchased                                 (3,654,124)        (27,869,407)
---------------------------------------------------------------------------
Net decrease                                (1,547,987)       $(11,621,191)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,087,667        $ 69,405,389
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,953,083          49,966,957
---------------------------------------------------------------------------
                                             9,040,750         119,372,346

Shares
repurchased                                 (5,814,462)        (71,201,943)
---------------------------------------------------------------------------
Net increase                                 3,226,288        $ 48,170,403
---------------------------------------------------------------------------

                                         Six months ended January 31, 2002
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 18,626,764       $ 155,371,093
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            18,626,764         155,371,093

Shares
repurchased                                (20,728,293)       (172,085,641)
---------------------------------------------------------------------------
Net decrease                                (2,101,529)      $ (16,714,548)
---------------------------------------------------------------------------

                                                  Year ended July 31, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 54,215,319      $  768,276,521
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               18,297,780         249,581,718
---------------------------------------------------------------------------
                                            72,513,099       1,017,858,239

Shares
repurchased                                (32,694,339)       (418,877,796)
---------------------------------------------------------------------------
Net increase                                39,818,760      $  598,980,443
---------------------------------------------------------------------------

Note 5
Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

                                              Purchase               Sales            Dividend              Market
Affiliates                                        cost                cost              Income               Value
------------------------------------------------------------------------------------------------------------------
Name of affiliate
------------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.                   $        --         $20,028,727            $     --                 $--
PerkinElmer, Inc.                           10,511,470          60,153,016             616,922                  --
Retek, Inc.                                 11,602,146         100,287,077                  --                  --
------------------------------------------------------------------------------------------------------------------
  Totals                                   $22,113,616        $180,468,820            $616,922                 $--
---------------------------------------------------------------------------

Market value amounts are shown for issues that are affiliated at period end.



Putnam is a leader in global money management

Putnam Investments traces its heritage to the early 19th century when ship captains hired trustees to manage their money while they were away at sea. In a landmark 1830 decision that involved one such trustee, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management. In 1937, his great-great grandson founded Putnam with The George Putnam Fund of Boston, the first fund to offer a balanced portfolio of stocks and bonds. Today, Putnam Investments is one of the largest investment management firms in the world, and this balanced approach remains the foundation of everything we do.

With more than 60 years of experience, Putnam now has over $339 billion in assets under management, 124 mutual funds, over 14 million shareholder accounts, and nearly 3,000 institutional and 401(k) clients.

We're one of the largest mutual fund companies in the United States.

Putnam has won the DALBAR award for service ten times in the past eleven years. Putnam offers products in every investment category, including growth, value, and blend as well as international and fixed-income.

Teamwork is a cornerstone of Putnam's investment philosophy. Our funds are managed by teams in a collaborative environment that promotes an active exchange of information.

Putnam's disciplined investment philosophy is based on style consistency. We aim for less volatility over the short term and strong, consistent performance over time. Our truth in labeling approach ensures that we adhere to every fund's stated objective, style, and risk positioning.

We are committed to the role of the financial advisor, who continually provides sound, sensible guidance, information, and expertise to help investors reach their financial goals.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 60 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Daniel Miller
Vice President

Eric Wetlaufer
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Vista Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA0015-79241  006/317/515  3/02


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Vista Fund
Supplement to semiannual Report dated 1/31/02

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class
Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class
A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
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Total return for periods ended 1/31/02

                                                        NAV
6 months                                               -9.28%
1 year                                                -36.34
5 years                                                32.81
Annual average                                          5.84
10 years                                              219.41
Annual average                                         12.31
Life of fund (since class A inception, 6/3/68)
Annual average                                         10.43

Share value:                                            NAV
7/31/01                                                9.48
1/31/02                                                8.60
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Distributions: The fund did not make any distributions during this period.
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Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.